Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2022
Registrant Name	dei_EntityRegistrantName	Morgan Stanley U.S. Government Money Market Trust
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0000356409
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2022
Prospectus Date	rr_ProspectusDate	May 31, 2022
(Morgan Stanley U.S. Government Money Market Trust - Classes R and S) | (Morgan Stanley U.S. Government Money Market Trust)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Morgan Stanley U.S. Government Money Market Trust (the “Fund”) is a money market fund that seeks to provide security of principal, high current income and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees. The Fund offers two classes of shares: R Class and S Class. Each class has the same fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, Morgan Stanley Investment Management Inc. (the “Adviser”) seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, the Fund may purchase securities issued by agencies or instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies or instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration. The Fund may also purchase securities issued by agencies or instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies or instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies or instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies or instrumentalities is the Federal Farm Credit System. The Fund may also invest in repurchase agreements.
In addition, the Fund has adopted a policy that provides, under normal circumstances, that at least 80% of the Fund’s assets will be invested in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value per share (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.

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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

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Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.

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Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.

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Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.

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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.

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Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s R Class shares performance from year-to-year and by showing the Fund’s average annual returns for the past one, five and 10 year periods and since inception. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s R Class shares performance from year-to-year and by showing the Fund’s average annual returns for the past one, five and 10 year periods and since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of March 31, 2022 was 0.00%. High Quarter 06/30/19 0.53% Low Quarter 03/31/13 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the calendar periods ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s most recent 7-day annualized yield, you may call toll-free (800) 548-7786.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 548-7786
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the Fund’s most recent 7-day annualized yield, you may call toll-free (800) 548-7786.
(Morgan Stanley U.S. Government Money Market Trust - Classes R and S) | (Morgan Stanley U.S. Government Money Market Trust) | R Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 456
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.45%
Annual Return 2018	rr_AnnualReturn2018	1.52%
Annual Return 2019	rr_AnnualReturn2019	1.92%
Annual Return 2020	rr_AnnualReturn2020	0.29%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return as of March 31, 2022 was 0.00%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Past 1 Year	rr_AverageAnnualReturnYear01	0.01%
Past 5 Years	rr_AverageAnnualReturnYear05	0.84%
Past 10 Years	rr_AverageAnnualReturnYear10	0.42%
Since inception	rr_AverageAnnualReturnSinceInception	3.36%	[1]
(Morgan Stanley U.S. Government Money Market Trust - Classes R and S) | (Morgan Stanley U.S. Government Money Market Trust) | S Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 456
Past 1 Year	rr_AverageAnnualReturnYear01	0.01%
Past 5 Years	rr_AverageAnnualReturnYear05	0.84%
Past 10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	0.76%	[1]

[1]
*	R Class commenced operations on February 17, 1982 and S Class commenced operations on June 28, 2016.